Shares in group companies	12 Months Ended
Dec. 31, 2019
Aegon N.V [member]
Statement [LineItems]
Shares in group companies
8 Shares in group companies

	2019	2018
At January 1	22,143	23,117
Restated opening balance 1)	(44)	(22)
At January 1 (restated)	22,099	23,095
Capital contributions and acquisitions	231	97
Divestments and capital repayments	(6)	(23)
Dividend received	(872)	(702)
Net income / (loss) for the financial year	1,379	831
Revaluations	2,214	(1,157)
At December 31	25,045	22,143

1
See in consolidated financial statements note 2.1.1 for details about the impact of adopting IFRS 16 on Leases and note 2.1.2 for details about the impact of voluntary change in accounting policy on Liability Adequacy Testing

For a list of names and locations of the most important group companies, refer to note 49 Group companies of the consolidated financial statements of the Group. The legally required list of participations as set forth in article 379 of Book 2 of the Netherlands Civil Code has been registered with the Commercial Register of The Hague.